Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes

	Year Ended December 31,
	2018	2017	2016
Components of Earnings and Taxes from Operations
(Loss) Income Before Income Taxes:
U.S.	$(73.2)	$(83.4)	$(163.4)
International	42.8	29.3	64.8
Total	$(30.4)	$(54.1)	$(98.6)
Income Tax Expense (Benefit):
Current:
U.S.	$3.8	$(0.3)	$(0.4)
State and local	0.3	0.1	0.2
International	20.4	12.9	15.2
Total current income tax expense	24.5	12.7	15.0
Deferred:
U.S.	(14.4)	(60.3)	(15.7)
State and local	(2.2)	0.8	(0.1)
International	(0.2)	(2.8)	7.5
Total deferred income tax (benefit) expense	(16.8)	(62.3)	(8.3)
Total income tax expense (benefit)	$7.7	$(49.6)	$6.7

Reconciliation of U.S. Federal Statutory Rate

	Year Ended December 31,
	2018	2017	2016
Effective Rate Reconciliation
U.S. statutory rate%	(21.0)%	(35.0)%	(35.0)%
Change in valuation allowance	10.5	(116.9)	(5.4)
State income taxes, net of federal benefit	(27.9)	(5.2)	(1.2)
Share-based compensation	(8.8)	8.3	2.6
International tax rate differential	11.5	(6.7)	(6.4)
Foreign dividend income	17.8	48.1	1.0
Foreign capital gain income	6.3	—	—
Unremitted foreign earnings	3.6	(35.6)	22.0
Global intangible low-taxed income	20.4	—	—
Base erosion tax	12.5	—	—
Reserve for tax contingencies	0.3	—	(0.2)
Expiration of un-utilized tax credits	—	1.5	—
Unrealized gain on investments	—	—	30.7
Change in tax rate	(5.2)	52.4	—
Other	5.3	(2.6)	(1.5)
Income tax provision%	25.3%	(91.7)%	6.6%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2018	2017
Tax Effect of Items That Comprise a Significant Portion of the Net Deferred Tax Asset and Deferred Tax Liability
Deferred Tax Asset:
Employment related accruals	$51.2	$51.0
Foreign tax credit carryover and other credit carryovers	0.3	0.2
Net operating loss carryforwards	78.2	100.3
Total gross deferred tax asset	129.7	151.5
Valuation allowance	(93.3)	(90.7)
Total deferred tax asset	$36.4	$60.8
Deferred Tax Liability:
Intangibles	$(62.1)	$(65.7)
Unremitted foreign earnings	—	—
Unrealized gain on investment	—	(22.2)
Other	(5.8)	(5.0)
Total deferred tax liability	(67.9)	(92.9)
Net deferred tax liability	$(31.5)	$(32.1)

	December 31,
	2018	2017
Net Deferred Tax by Geography
U.S.	$(19.8)	$(18.4)
International	(11.7)	(13.7)
Total	$(31.5)	$(32.1)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity for unrecognized tax benefits:

	Year Ended December 31,
	2018	2017
Federal, State and Foreign Tax
Beginning unrecognized tax balance	$1.5	$1.4
Increase prior period positions	0.1	0.2
Increase current period positions	0.2	0.1
Decrease prior period positions	(0.1)	—
Decrease current period positions	(0.3)	—
Statutes expiring	(0.1)	(0.2)
Ending unrecognized tax benefits	$1.3	$1.5